FAIR VALUE MEASUREMENT - RECONCILIATION OF THE ASSETS AND LIABILITIES (Details) - Recurring basis - Significant Unobservable Inputs (Level 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Available-for-sale
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Balance			¥ 5,903
Settlement		¥ (67,507)
Foreign exchange translation adjustments		223	(381)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance		78,378
Recognized during the period			61,548
Realized or unrealized loss		(11,094)	11,308
Balance			78,378
Contingent consideration payable
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Balance		53,592	11,974
Recognized during the period		17,202	32,953
Realized or unrealized loss		(7,010)	13,749
Settlement		(42,641)	(4,923)
Foreign exchange translation adjustments		2,195	(161)
Balance	$ 3,603	¥ 23,338	¥ 53,592